Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Reconciliation of Intangible Assets
		Intangible Assets
		Customer		Trade
	Goodwill	Relationships [1]	Technology	Names	Other	Total
Useful life range (years)	n/a	5 – 15	1 – 20	3 – 15 ²	1 – 30
Carrying amount – December 31, 2023	12,114	1,061	843	98	215	2,217
Additions	‐	‐	152	‐	3	155
Foreign currency translation and other	(71)	(19)	12	(6)	1	(12)
Amortization [3]	‐	(162)	(124)	(8)	(47)	(341)
Impairment	‐	(86)	(48)	(51)	(15)	(200)
Carrying amount – December 31, 2024	12,043	794	835	33	157	1,819
Balance – December 31, 2024 is composed of:
Cost	12,381	1,981	1,406	144	656	4,187
Accumulated amortization and impairment	(338)	(1,187)	(571)	(111)	(499)	(2,368)
Carrying amount – December 31, 2024	12,043	794	835	33	157	1,819
Carrying amount – December 31, 2022	12,368	1,229	702	95	271	2,297
Additions	‐	‐	206	‐	‐	206
Foreign currency translation and other	168	39	49	11	‐	99
Amortization [3]	‐	(164)	(114)	(8)	(56)	(342)
Impairment	(422)	(43)	‐	‐	‐	(43)
Carrying amount – December 31, 2023	12,114	1,061	843	98	215	2,217
Balance – December 31, 2023 is composed of:
Cost	12,542	2,046	1,263	160	656	4,125
Accumulated amortization and impairment	(428)	(985)	(420)	(62)	(441)	(1,908)
Carrying amount – December 31, 2023	12,114	1,061	843	98	215	2,217

1  The average remaining amortization period of customer relationships as at December 31, 2024, was approximately 4 years.

2  Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

3  Amortization of $276 million was included in selling expenses during the year ended December 31, 2024 (2023 – $279 million).

Disclosure of sensitivity analysis for retail segment recoverable amount for goodwill explanatory	During our performance of our annual impairment test, the Retail – North America group of CGUs recoverable amount exceeded its carrying amount by $2.8 billion. Goodwill is more susceptible to impairment risk if there is an increase in the discount rate or a deterioration in business operating results or economic conditions and actual results do not meet our forecasts. A reduction in the terminal growth rate, an increase in the discount rate or a decrease in forecasted EBITDA could cause impairment in the future as shown in the table below.
	Key Assumption	Change Required for Carrying Amount
2024 Annual Impairment Testing	Used in Impairment Model	to Equal Recoverable Amount
Terminal growth rate (%)	2.5	1.4	Percentage point decrease
Discount rate [1] (%)	7.3	1.1	Percentage point increase
Forecasted EBITDA over forecast period ($ millions)	8,300	11.1	Percent decrease

1  The discount rate used in the previous measurement at October 1, 2023 was 8.6 percent. At December 31, 2024, the discount rate was 8.0 percent.

Key assumptions based on cash flow projections		The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and forecasted EBITDA. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market information.
Disclosure of Goodwill Cash Generating Units

The following table indicates the key assumptions used in testing the remaining groups of CGUs:

	Terminal Growth Rate (%)		Discount Rate (%)
	2024	2023	2024	2023
Retail – Australia	2.6	2.1	7.9	9.0
Potash	2.5	2.5	6.3	7.6
Nitrogen	2.3	2.3	7.6	8.3

In 2023, we revised our forecasted EBITDA for the Retail – South America group of CGUs, which triggered an impairment analysis. Due to the impact of crop input price volatility, more moderate long-term growth assumptions and higher interest rates, we lowered our product margin expectations and deferred certain of our planned strategic investments. As a result, we recognized an impairment loss of $422 million related to goodwill, and $43 million related to intangible assets.